DECHERT LLP LETTERHEAD

September 27, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:          Sun Capital Advisers Trust (the “Trust”)

File Nos. 333-59093; 811-08879

Ladies and Gentlemen:

Accompanying this letter for filing on behalf of the Trust pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a)(1) thereunder; (ii) the Investment Company Act of 1940, as amended; and (iii) Rule 101(a) of Regulation S-T, is post-effective amendment No. 34 (amendment No. 35 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).  The Amendment includes one Initial Class and one Service Class Prospectus for each of the following series of the Trust (the names of which are being changed to those reflected here and in the Amendment): MFS Global Real Estate Portfolio (currently, Sun Capital Global Real Estate Fund), MFS Inflation-Adjusted Bond Portfolio (currently, SC BlackRock Inflation Protected Bond Fund), MFS Blended Research Small Cap Equity Portfolio (currently, SC BlackRock Small Cap Index Fund), MFS New Discovery Value Portfolio (currently, SC Columbia Small Cap Value Fund), MFS Limited Maturity Portfolio (currently, SC Goldman Sachs Short Duration Fund), MFS Mid Cap Value Portfolio (currently, SC Goldman Sachs Mid Cap Value Fund), MFS Moderate Allocation Portfolio (currently, SC Ibbotson Balanced Fund), MFS Conservative Allocation Portfolio (currently, SC Ibbotson Conservative Fund) and MFS Growth Allocation Portfolio (currently, SC Ibbotson Growth Fund) (collectively, the “Funds”).  The Amendment also includes a combined statement of additional information relating to all 9 of the Funds.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for purposes of reflecting the anticipated change in the investment adviser for each Fund from Sun Capital Advisers LLC to Massachusetts Financial Services Company, as well as related changes to the Trust’s Board of Trustees and investment strategies, policies and restrictions, some of which changes are subject to shareholder approval anticipated to be obtained by the Amendment’s effective date.  The Amendment also reflects anticipated changes to the officers and service providers.  A preliminary proxy statement relating to certain of these changes as well as other shareholder proposals was filed by the Trust with the Commission on August 21, 2012 (Accession No. 0001193125-12-363582).

The Amendment is intended to become effective on December 10, 2012.  Prior to the effective date, the Trust intends to file an amendment pursuant to Rule 485(b) under the 1933 Act for the purpose of: (i) adding unaudited financial statements as of June 30, 2012 in order to comply with Regulation S-X Rule 3-18; (ii) supplying other financial and performance data omitted from the Amendment; (iii) including the consent of the Trust’s auditors to incorporation of their prior report on the Funds’ audited financial statements for periods ending December 31, 2011; (iv) supplying certain other exhibits omitted from the

Amendment; and (v) other changes as permitted under Rule 485(b).  Such subsequent Rule 485(b) amendment will also update certain Part C information related to the changes reflected in the Amendment.

If you have any questions or comments concerning the Amendment, please contact the undersigned at (617) 728-7167 or Kathryn Cohen, Esq. at (617) 728-7165.

Sincerely,

/s/ Christopher P. Harvey
Christopher P. Harvey

Enclosures

cc:                                Maura A. Murphy, Esq.

Rebecca Marquigny, Esq. (Division of Investment Management)

Michelle Roberts, Esq. (Division of Investment Management)